LOAN RECEIVABLES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended	30 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 30, 2022
IfrsStatementLineItems [Line Items]
Annual interest percentage			5.00%
Total debts	$ 5,459	$ 2,819
Anhui zhongjun enterprise management [member]
IfrsStatementLineItems [Line Items]
Borrowing costs incurred		$ 17,539
Annual interest percentage		4.35%
Total debts	799
Interest income from loan	543
Loan receivables	$ 18,873	$ 19,895